Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss
	Year Ended December 31,
(in thousands USD, except share and loss per share data)	2021	2020
Net loss attributable to common stockholders - basic and diluted	$(20,070)	$(26,177)

Weighted average number of common stock - basic and diluted	37,331,820	34,557,480

Net loss per common stock - basic and diluted	$(0.54)	$(0.76)

Schedule of company’s potentially dilutive securities were private and public warrants
	December 31,
	2021	2020
Public and private warrants	10,861,250	—
Class A common stock held by administrative agent with restricted resale rights	4,439,333	—
Unvested stock based compensation awards for Class A common stock with service and performance vesting conditions	—	1,500